REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents the disaggregated reported revenue by category:

	Year Ended December 31, 2021
	New Zealand	Bolivia	Other	Total

Postpaid wireless service revenues	$199,403	$54,019	$—	$253,422
Prepaid wireless service revenues	102,547	58,870	—	161,417
Fixed broadband service revenues (1)	106,478	5,064	—	111,542
Equipment sales	112,555	317	—	112,872
Other wireless service and other revenues (1)	7,633	6,361	317	14,311

Total revenues	$528,616	$124,631	$317	$653,564

	Year Ended December 31, 2020
	New Zealand	Bolivia	Other	Total
Postpaid wireless service revenues	$174,000	$69,835	$—	$243,835
Prepaid wireless service revenues	91,528	66,644	—	158,172
Fixed broadband service revenues (1)	83,545	3,085	—	86,630
Equipment sales	101,860	4,399	—	106,259
Other wireless service and other revenues (1)	7,925	7,038	440	15,403

Total revenues	$458,858	$151,001	$440	$610,299

	Year Ended December 31, 2019
	New Zealand	Bolivia	Other	Total
Postpaid wireless service revenues	$170,371	$81,383	$—	$251,754
Prepaid wireless service revenues	88,771	102,830	—	191,601
Fixed broadband service revenues (1)	69,317	1,513	—	70,830
Equipment sales	149,103	8,403	—	157,506
Other wireless service and other revenues (1)	8,818	12,675	743	22,236

Total revenues	$486,380	$206,804	$743	$693,927

(1)
Beginning in 2021, we replaced “Wireline” with “Fixed broadband” to describe the revenues associated with the Company’s fixed broadband product in New Zealand and Bolivia. As a result, fixed LTE service revenues were reclassified from Other wireless service and other revenues and are now included as a component of Fixed broadband service revenues.

Contract With Customer Asset
The following table represents changes in the contract assets balance:

	Contract Assets
	2021	2020
Balance at January 1	$1,494	$3,044
Increase resulting from new contracts	1,747	1,790
Contract assets reclassified to a receivable or collected in cash	(1,780)	(3,397)
Foreign currency translation	(48)	57

Balance at December 31	$1,413	$1,494

Contract With Customer Liability
The following table represents changes in the contract liabilities deferred revenue balance:

	Deferred Revenue
	2021	2020
Balance at January 1	$27,386	$20,237
Net increase in deferred revenue	24,725	24,101
Revenue recognized related to the balance existing at January 1	(25,002)	(18,554)
Foreign currency translation	(1,258)	1,602

Balance at December 31	$25,851	$27,386

Capitalized Contract Cost
The following table represents changes in the contract costs balance:

	Contract Costs
	2021	2020
Balance at January 1	$19,586	$15,798
Incremental costs of obtaining and contract fulfillment costs	17,284	15,969
Amortization and impairment included in operating costs	(17,373)	(13,372)
Foreign currency translation	(869)	1,191

Balance at December 31	$18,628	$19,586